Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Segment revenues:
Revenues	¥ 571,701	¥ 534,141	¥ 1,684,379	¥ 1,796,155
Segment profits:
Total profits for segments	75,020	63,090	236,722	258,184
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(359)	(434)
Income before Income Taxes	121,829	74,223	350,458	295,168
Segment assets:
Allowance for doubtful receivables on finance leases and probable loan losses	(56,922)	(57,343)	(56,922)	(57,343)	¥ (55,173)	¥ (58,011)	¥ (55,840)	¥ (54,672)
Trade Notes, Accounts and Other Receivable	276,405		276,405			280,590
Other corporate assets	1,434,080		1,434,080			1,462,104
Assets	12,842,958		12,842,958			12,174,917
Operating Segment
Segment revenues:
Revenues	574,653	537,262	1,691,739	1,802,142
Segment profits:
Total profits for segments	122,538	74,501	352,927	297,817
Segment assets:
Assets	10,859,154		10,859,154			9,997,698
Corporate, Non-Segment
Segment revenues:
Revenues	1,805	1,162	8,035	7,894
Segment profits:
Corporate profits (losses)	(2,439)	(1,027)	(6,875)	(5,190)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,730	749	4,406	2,541
Segment assets:
Cash and cash equivalents, restricted cash	1,020,609		1,020,609			1,283,580
Allowance for doubtful receivables on finance leases and probable loan losses	(56,922)		(56,922)			(58,011)
Trade Notes, Accounts and Other Receivable	276,405		276,405			280,590
Other corporate assets	743,712		743,712			¥ 671,060
Intersegment Eliminations
Segment revenues:
Revenues	¥ (4,757)	¥ (4,283)	¥ (15,395)	¥ (13,881)